Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 16, 2022	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
U.S. federal excise tax, percentage	1.00%
Fair market value, percentage	1.00%
Underwriting fee price per unit (in Dollars per share)		$ 0.35	$ 0.35	$ 0.35
Aggregate value		$ 10,062,500	$ 10,062,500	$ 10,062,500
Economic interest (in Shares)		100,000	100,000	100,000
Founders shares (in Shares)		100,000	100,000	100,000
Consulting fees			$ 3	$ 210,000
Consulting fees		$ 20,500	$ 20,500